INCOME TAX - Company's net deferred tax assets (liability) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward	$ 52,910	$ 306,991
Unrealized loss on securities	0	0
Start-up Costs	803,634	0
Total deferred tax assets	856,544	306,991
Valuation Allowance	(856,544)	(306,991)
Deferred tax assets (liability)	$ 0	$ 0